Series A Convertible Preferred Stock Warrants (Details Narrative ) - USD ($)	1 Months Ended
	Jan. 29, 2016	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Preferred Stock, Shares Issued		2,000,000	2,000,000	0
Preferred stock, par value		$ 0.001	$ 0.001	$ 0.001
Series A Preferred Stock [Member]
Preferred stock, par value		$ 0.001	$ 0.001
Series A Preferred Stock [Member] | Chief Executive Officer [Member]
Preferred Stock, Shares Issued	1,000,000
Preferred stock, par value	$ 0.001
Proceeds from preferred stock	$ 1,000
Series A Preferred Stock [Member] | Board of Directors Chairman [Member]
Preferred Stock, Shares Issued	1,000,000
Preferred stock, par value	$ 0.001
Proceeds from preferred stock	$ 1,000